Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	December 2011
Distribution Date	1/17/2012
Transaction Month	3
30/360 Days	30
Actual/360 Days	33

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		September 16, 2011
Closing Date:		October 5, 2011

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,109,375,752.57	63,426	4.38%	55.82
Original Adj. Pool Balance:		$1,085,695,587.42

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$230,000,000.00	20.732%	0.34292%		October 15, 2012
Class A-2 Notes	Fixed	$315,000,000.00	28.394%	0.62000%		July 15, 2014
Class A-3 Notes	Fixed	$270,000,000.00	24.338%	0.83000%		December 15, 2015
Class A-4 Notes	Fixed	$189,260,000.00	17.060%	1.30000%		February 15, 2018
Total Securities		$1,004,260,000.00	90.525%

Overcollateralization		$81,435,587.42	7.341%
YSOA		$23,680,165.15	2.135%
Total Original Pool Balance		$1,109,375,752.57	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Pool Factor
Class A-1 Notes	$148,109,135.16	0.6439528	$115,360,494.82	0.5015674	$32,748,640.34
Class A-2 Notes	$315,000,000.00	1.0000000	$315,000,000.00	1.0000000	$-
Class A-3 Notes	$270,000,000.00	1.0000000	$270,000,000.00	1.0000000	$-
Class A-4 Notes	$189,260,000.00	1.0000000	$189,260,000.00	1.0000000	$-
Total Securities	$922,369,135.16	0.9184565	$889,620,494.82	0.8858468	$32,748,640.34

Weighted Avg. Coupon (WAC)	4.38%		4.39%
Weighted Avg. Remaining Maturity (WARM)	53.61		52.68
Pool Receivables Balance	$1,033,249,337.71		$1,002,523,548.06
Remaining Number of Receivables	61,652		60,908

Adjusted Pool Balance	$1,011,832,685.83		$982,004,382.18

III. COLLECTIONS

Principal:
Principal Collections	$30,274,955.06
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$140,856.44
Total Principal Collections	$30,415,811.50

Interest:
Interest Collections	$3,794,457.43
Late Fees & Other Charges	$45,368.40
Interest on Repurchase Principal	$-
Total Interest Collections	$3,839,825.83

Collection Account Interest	$2,751.66
Reserve Account Interest	$501.31
Servicer Advances	$-

Total Collections	$34,258,890.30

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Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	December 2011
Distribution Date	1/17/2012
Transaction Month	3
30/360 Days	30
Actual/360 Days	33

IV. DISTRIBUTIONS

Total Collections					$34,258,890.30
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$34,258,890.30
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$861,041.11		$861,041.11	$861,041.11
Collection Account Interest					$2,751.66
Late Fees & Other Charges					$45,368.40
Total due to Servicer					$909,161.17

2. Class A Noteholders Interest:
Class A-1 Notes		$46,557.12		$46,557.12
Class A-2 Notes		$162,750.00		$162,750.00
Class A-3 Notes		$186,750.00		$186,750.00
Class A-4 Notes		$205,031.67		$205,031.67

Total interest:		$601,088.79		$601,088.79	$601,088.79

Available Funds Remaining:					$32,748,640.34

3. Principal Distribution Amount:					$32,748,640.34

		Distributable Amount		Paid Amount
Class A-1 Notes				$32,748,640.34
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		47,866,778.99		$32,748,640.34
Total Noteholders Principal				$32,748,640.34

4. Available Amounts Remaining to reserve account					0.00

5. Trustee Expenses					0.00

6. Remaining Available Collections Released to Certificateholder					0.00

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$21,416,651.88
Beginning Period Amount	$21,416,651.88
Current Period Amortization	$897,486.00
Ending Period Required Amount	$20,519,165.88
Ending Period Amount	$20,519,165.88
Next Distribution Date Required Amount	$19,641,377.00

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,428,477.94
Beginning Period Amount	$5,428,477.94
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,428,477.94
Ending Period Amount	$5,428,477.94

VII. OVERCOLLATERALIZATION

Overcollateralization Target	11.50%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$89,463,550.67	$92,383,887.36	$107,502,026.01
Overcollateralization as a % of Adjusted Pool		8.84%	9.41%	10.95%

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Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	December 2011
Distribution Date	1/17/2012
Transaction Month	3
30/360 Days	30
Actual/360 Days	33

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	99.18%	60,408	99.08%	$993,316,257.13
30 - 60 Days	0.65%	398	0.73%	$7,312,915.86
61 - 90 Days	0.15%	90	0.17%	$1,665,104.48
91 + Days	0.02%	12	0.02%	$229,270.59
		60,908		$1,002,523,548.06
Total
Delinquent Receivables 61 + days past due	0.17%	102	0.19%	$1,894,375.07
Delinquent Receivables 61 + days past due	0.13%	80	0.15%	$1,514,252.35
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.07%	41	0.07%	$759,008.97
Three-Month Average Delinquency Ratio	0.12%		0.14%

Repossession in Current Period		34		$667,658.00
Repossession Inventory		35		$524,945.39

Charge-Offs
Gross Principal of Charge-Off for Current Period				$450,834.59
Recoveries				$(140,856.44)
Net Charge-offs for Current Period				$309,978.15

Beginning Pool Balance for Current Period				$1,033,249,337.71

Net Loss Ratio				0.36%
Net Loss Ratio for 1st Preceding Collection Period				0.08%
Net Loss Ratio for 2nd Preceding Collection Period				0.06%
Three-Month Average Net Loss Ratio for Current Period				0.16%

Cumulative Net Losses for All Periods				$430,421.61
Cumulative Net Losses as a % of Initial Pool Balance				0.04%

Principal Balance of Extensions				$5,515,023.63
Number of Extensions				279

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